Note 9 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance, Beginning			$ 42,327
Positions Taken During the Current Year
Reductions Resulting from Lapse of Statutes of Limitation			42,327
Balance, Ending